Cash Flow Analysis - Operating Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Cash received from operations	€ 58,815	€ 63,456	€ 63,514
Cash paid from operations	(42,891)	(46,929)	(47,384)
Cash paid to suppliers	(37,044)	(40,508)	(40,831)
Cash paid to employees	(5,072)	(5,725)	(5,815)
Payments related to cancellation of commitments	(775)	(696)	(738)
Net payments of interest and other financial expenses net of dividends received	(1,636)	(1,726)	(2,143)
Net interest and other financial expenses paid	(1,664)	(1,755)	(2,187)
Dividends received	28	29	44
Taxes paid	(865)	(1,005)	(649)
Net cash flow provided by operating activities	€ 13,423	€ 13,796	€ 13,338